Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 47,017	$ 34,289	$ (19,756)
Adjustments to reconcile net income (loss) to net cash provided (used in) operating activities:
Loss (income) from discontinued operations	(1,363)	8,717	3,914
Depreciation and amortization	19,958	23,665	29,977
Compensation relating to equity awards granted to employees and others-net	3,728	4,725	6,445
Increase (decrease) in liability for employee rights upon retirement	(704)	2,589	(2,633)
Deferred income taxes	2,584	(3,866)	(531)
Provision for restructuring expenses and non-cash expenses in respect of restructuring			(3,169)
Loss from sale and write down of marketable securities	395	1,252	2,866
Adjustment of impairment of goodwill			(3,300)
Other, including capital loss (gain)	1,224	(1,147)	38
Decrease (increase) in accounts receivable:
Trade	(42,714)	(5,755)	30,882
Other	2,698	(4,673)	7,850
Increase (decrease) in accounts payable and accruals:
Trade	5,822	1,434	(9,852)
Deferred income	1,489	7,085	(5,137)
Other	4,616	8,785	(6,828)
Decrease (increase) in inventories	6,870	(19,018)	23,377
Net cash provided by operating activities-continuing operations	51,620	58,082	54,143
Net cash used in operating activities-discontinued operations	(787)	(8,972)	(1,134)
Net cash provided by operating activities	50,833	49,110	53,009
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(7,554)	(6,752)	(3,670)
Earn out income			3,300
Placement of bank deposits	(142,325)	(2,780)
Sale of available for sale marketable securities	1,967	6,742	9,894
Other investments	(2,810)
Proceeds from disposal of property, plant and equipment	35	20
Decrease (increase) in funds in respect of employee rights upon retirement	331	(617)	1,236
Net cash provided by (used in) investing activities-continuing operations	(150,356)	(3,387)	10,760
Net cash provided by (used in) investing activities-discontinued operations	9,155	(268)	(229)
Net cash provided by (used in) investing activities	(141,201)	(3,655)	10,531
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of long-term bank loan	(32,000)	(32,000)
Repayment of long-term liability			(2,667)
Issuance of shares, net	90,683
Employee stock options exercised	2,063	902	1,408
Acquisition of non-controlling interest		(511)
Net cash provided by (used in) financing activities-continuing operations	60,746	(31,609)	(1,259)
Net cash provided by (used in) financing activities	60,746	(31,609)	(1,259)
CURRENCY TRANSLATION ADJUSTMENTS ON CASH AND CASH EQUIVALENTS		(220)	(175)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(29,622)	13,626	62,106
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	180,859	167,233	105,127
CASH AND CASH EQUIVALENTS AT END OF YEAR	151,237	180,859	167,233
LESS-CASH AND CASH EQUIVALENTS OF DISCONTINUED OPERATIONS AT END OF YEAR		1,356	3,214
CASH AND CASH EQUIVALENTS OF CONTINUING OPERATIONS AT END OF YEAR	151,237	179,503	164,019
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	5,239	6,354	4,416
Income taxes paid	3,637	4,791	2,371
Income taxes refunded	2,437	2,417	3,182
Purchase of property, plant and equipment on credit	$ 1,300